Accounts Receivables, Net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Accounts receivable, net
NOTE 5: ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	December 31, 2012	December 31, 2011
Accounts receivable	$111,657	$110,260
Less: provision for doubtful receivables	(25,936)	(8,874)
Accounts receivables, net	$85,721	$101,386

Changes to the provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at Beginning of Period	Charges to Costs and expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2010	$(10,580)	$(4,660)	$6,605	$(8,635)
Year ended December 31, 2011	$(8,635)	$(239)	$—	$(8,874)
Year ended December 31, 2012	$(8,874)	$(17,136)	$74	$(25,936)

Concentration of credit risk with respect to accounts receivable are limited due to the Company's large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company's trade receivables. For the years ended December 31, 2012, 2011 and 2010, none of the customers accounted for more than 10% of the Company's revenue.